SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 21,882	$ 33,264	$ 20,025
Operating Loss	(9,675)	(6,516)	(11,599)
Goodwill	7,026	7,026	7,026
Total Property and Equipment, net	843	1,218	1,638
Cyber Security [Member]
Revenues	3,295	3,768	2,172
Operating Loss	(1,064)	(734)	(590)
Goodwill	1,075	1,075	1,075
Total Property and Equipment, net	38	110	127
IoT [Member]
Revenues	12,470	11,264	10,833
Operating Loss	(4,560)	(2,911)	597
Goodwill	2,229	2,229	2,229
Total Property and Equipment, net	481	623	727
e-Gov [Member]
Revenues	6,117	18,232	7,020
Operating Loss	(4,051)	(2,871)	(11,606)
Goodwill	3,722	3,722	3,722
Total Property and Equipment, net	$ 324	$ 485	$ 784